Variable Interest Entities (Basic Information) (Narrative) (Details) (USD $)			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Shenzhen 7Road [Member]	Dec. 31, 2012 CEO [Member] Gamease [Member]	Dec. 31, 2012 CEO [Member] Guanyou Gamespace [Member]	Dec. 31, 2012 President [Member] Gamease [Member]	Dec. 31, 2012 President [Member] Guanyou Gamespace [Member]	Dec. 31, 2012 Runa Pi [Member] Shanghai ICE [Member]	Dec. 31, 2012 Rong Qi [Member] Shanghai ICE [Member]	Dec. 31, 2012 Gamease [Member] Shenzhen 7Road [Member]	Dec. 31, 2012 Kai Cao [Member] Shenzhen 7Road [Member]	Dec. 31, 2012 Shuqi Meng [Member] Shenzhen 7Road [Member]	Dec. 31, 2012 Chunyan Long [Member] Shenzhen 7Road [Member]	Dec. 31, 2012 Zhiyi Yang [Member] Shenzhen 7Road [Member]	Dec. 31, 2012 AmazGame [Member] Gamease [Member]	Dec. 31, 2012 Gamespace [Member] Guanyou Gamespace [Member]	Dec. 31, 2012 ICE Information [Member] Shanghai ICE [Member]	Dec. 31, 2012 7Road Technology [Member] Shenzhen 7Road [Member]
Variable Interest Entity [Line Items]
Percentage of acquired equity interest				60.00%	60.00%	40.00%	40.00%	50.00%	50.00%	68.258%	25.59%	1.972%	2.09%	2.09%
Aggregate amount of loans to related parties	$ 3,802,000	$ 3,793,000
Consolidated VIEs, ownership percentage			71.926%												100.00%	100.00%	100.00%	100.00%